UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23417

X-Square Balanced Fund, LLC

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II

90 Carr. 165, Suite 803,

Guaynabo, Puerto Rico 000968

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 282-1621

X-Square Capital, LLC

Centro Internacional de Mercadeo II

90 Carr 165, Suite 803

Guaynabo, Puerto Rico 00968

(Name and Address of Agent for Service)

With a copy to:

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (787) 282-1621

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 - June 30, 2026

Item 1.	Report to Shareholders.

(a)

X-SQUARE BALANCED FUND

Class A : SQBFX

SQBFX - SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about X- Square Balanced Fund - A for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
X- Square Balanced Fund - A	$92	1.76%

How did the Fund perform during the period?

The X-Square Balanced Fund (the “Fund”) registered net gains of 10.74% during the first half of 2026, outperforming the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index), which gained 6.37% over the same period. U.S. markets remained resilient despite periods of volatility driven by geopolitical developments, higher oil prices, and continued uncertainty surrounding the economic outlook. Monetary policy remained stable, with the Federal Reserve neither tightening nor easing as it continued to assess inflation, employment, and growth conditions. Although higher energy prices added inflationary pressure, longer-term inflation expectations remained relatively well anchored, helping support financial conditions.At the same time, accelerating artificial intelligence-related capital expenditures provided a significant tailwind to the U.S. economy, supporting investment across data centers, semiconductors, power infrastructure, and related technologies. Looking ahead, elevated valuations continue to emphasize earnings delivery, disciplined capital allocation, diversification, and attractive risk-adjusted returns for shareholders.

How did the Fund perform since inception?

The X- Square Balanced Fund - A Fund returned 18.45% for the period November 1, 2019 to June 30, 2026. This is in contrast to the S&P 500® Total Return Index, which had a 22.32%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Class A - NAV	Class A - Load	S&P 500® Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$9,625	$10,000	$10,000
12/31/19	$10,370	$9,981	$10,573	$10,343
6/30/20	$10,250	$9,865	$10,247	$10,445
12/31/20	$11,610	$11,174	$12,518	$11,866
6/30/21	$12,570	$12,098	$14,427	$12,849
12/31/21	$12,691	$12,215	$16,111	$13,748
6/30/22	$10,960	$10,549	$12,896	$11,533
12/31/22	$11,310	$10,886	$13,193	$11,578
6/30/23	$12,044	$11,592	$15,422	$12,829
12/31/23	$12,983	$12,496	$16,662	$13,623
6/30/24	$13,788	$13,270	$19,209	$14,808
12/31/24	$14,632	$14,082	$20,830	$15,673
6/30/25	$15,282	$14,708	$22,122	$16,529
12/31/25	$16,346	$15,733	$24,555	$17,820
6/30/26	$18,101	$17,422	$27,061	$18,969

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class A - NAV (Incep. November 1, 2019)	18.45%	7.57%	9.31%
Class A - Load	14.01%	6.74%	8.69%
S&P 500® Total Return Index	22.32%	13.41%	16.11%
60% S&P 500 and 40% Bloomberg US Aggregate	14.76%	8.10%	10.09%

FUND STATISTICS

  Total Net Asset$105,075,040
  # of Portfolio Holdings91
  Portfolio Turnover Rate8%
  Advisory Fees Paid$462,780

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Table Summary
Value	Value
3-5 Years	0.75%
5-10 Years	1.72%
No Maturity	7.86%
> 10 Years	26.64%

TOP 10 HOLDINGS (as of % Net Assets)

Table Summary
Top 10	Top 10
Micron Technology, Inc.	4.69%
United States Treasury Bill, 3.74%, 12/03/2026	4.59%
Advanced Micro Devices, Inc.	3.99%
Ginnie Mae II Pool, 3.00%, 02/20/2052	3.96%
Ginnie Mae II Pool, 2.00%, 08/20/2051	3.36%
Ginnie Mae II Pool, 2.00%, 10/20/2051	3.30%
United States Treasury Bill, 3.56%, 07/30/2026	3.23%
Ginnie Mae II Pool, 2.00%, 11/20/2050	3.21%
Ginnie Mae II Pool, 2.00%, 11/20/2051	2.94%
Ginnie Mae II Pool, 2.00%, 06/20/2051	2.48%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - CLASS A : SQBFX

SQBFX - SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2026

98401X106–SA–06302026

X-SQUARE BALANCED FUND

Class C : SQCBX

SQCBX - SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about X- Square Balanced Fund - C for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
X- Square Balanced Fund - C	$131	2.51%

How did the Fund perform during the period?

The X-Square Balanced Fund (the “Fund”) registered net gains of 10.74% during the first half of 2026, outperforming the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index), which gained 6.37% over the same period. U.S. markets remained resilient despite periods of volatility driven by geopolitical developments, higher oil prices, and continued uncertainty surrounding the economic outlook. Monetary policy remained stable, with the Federal Reserve neither tightening nor easing as it continued to assess inflation, employment, and growth conditions. Although higher energy prices added inflationary pressure, longer-term inflation expectations remained relatively well anchored, helping support financial conditions.At the same time, accelerating artificial intelligence-related capital expenditures provided a significant tailwind to the U.S. economy, supporting investment across data centers, semiconductors, power infrastructure, and related technologies. Looking ahead, elevated valuations continue to emphasize earnings delivery, disciplined capital allocation, diversification, and attractive risk-adjusted returns for shareholders.

How did the Fund perform since inception?

The X- Square Balanced Fund - C Fund returned 17.56% for the period November 1, 2019 to June 30, 2026. This is in contrast to the S&P 500® Total Return Index, which had a 22.32%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Class C - NAV	Class C - Load	S&P 500® Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$10,000	$10,000	$10,000
12/31/19	$10,350	$10,350	$10,573	$10,343
6/30/20	$10,190	$10,190	$10,247	$10,445
12/31/20	$11,500	$11,500	$12,518	$11,866
6/30/21	$12,410	$12,410	$14,427	$12,849
12/31/21	$12,481	$12,481	$16,111	$13,748
6/30/22	$10,739	$10,739	$12,896	$11,533
12/31/22	$11,038	$11,038	$13,193	$11,578
6/30/23	$11,720	$11,720	$15,422	$12,829
12/31/23	$12,587	$12,587	$16,662	$13,623
6/30/24	$13,308	$13,308	$19,209	$14,808
12/31/24	$14,056	$14,056	$20,830	$15,673
6/30/25	$14,600	$14,600	$22,122	$16,529
12/31/25	$15,558	$15,558	$24,555	$17,820
6/30/26	$17,164	$17,164	$27,061	$18,969

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class C - NAV (Incep. November 1, 2019)	17.56%	6.70%	8.45%
Class C - Load	16.56%	6.70%	8.45%
S&P 500® Total Return Index	22.32%	13.41%	16.11%
60% S&P 500 and 40% Bloomberg US Aggregate	14.76%	8.10%	10.09%

FUND STATISTICS

  Total Net Asset$105,075,040
  # of Portfolio Holdings91
  Portfolio Turnover Rate8%
  Advisory Fees Paid$462,780

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Table Summary
Value	Value
3-5 Years	0.75%
5-10 Years	1.72%
No Maturity	7.86%
> 10 Years	26.64%

TOP 10 HOLDINGS (as of % Net Assets)

Table Summary
Top 10	Top 10
Micron Technology, Inc.	4.69%
United States Treasury Bill, 3.74%, 12/03/2026	4.59%
Advanced Micro Devices, Inc.	3.99%
Ginnie Mae II Pool, 3.00%, 02/20/2052	3.96%
Ginnie Mae II Pool, 2.00%, 08/20/2051	3.36%
Ginnie Mae II Pool, 2.00%, 10/20/2051	3.30%
United States Treasury Bill, 3.56%, 07/30/2026	3.23%
Ginnie Mae II Pool, 2.00%, 11/20/2050	3.21%
Ginnie Mae II Pool, 2.00%, 11/20/2051	2.94%
Ginnie Mae II Pool, 2.00%, 06/20/2051	2.48%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - CLASS C : SQCBX

SQCBX - SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2026

98401X205–SA–06302026

X-SQUARE BALANCED FUND

Institutional : SQBIX

SQBIX - SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about X- Square Balanced Fund - Institutional for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
X- Square Balanced Fund - Institutional	$79	1.51%

How did the Fund perform during the period?

The X-Square Balanced Fund (the “Fund”) registered net gains of 10.74% during the first half of 2026, outperforming the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index), which gained 6.37% over the same period. U.S. markets remained resilient despite periods of volatility driven by geopolitical developments, higher oil prices, and continued uncertainty surrounding the economic outlook. Monetary policy remained stable, with the Federal Reserve neither tightening nor easing as it continued to assess inflation, employment, and growth conditions. Although higher energy prices added inflationary pressure, longer-term inflation expectations remained relatively well anchored, helping support financial conditions.At the same time, accelerating artificial intelligence-related capital expenditures provided a significant tailwind to the U.S. economy, supporting investment across data centers, semiconductors, power infrastructure, and related technologies. Looking ahead, elevated valuations continue to emphasize earnings delivery, disciplined capital allocation, diversification, and attractive risk-adjusted returns for shareholders.

How did the Fund perform since inception?

The X- Square Balanced Fund - Institutional Fund returned 18.81% for the period November 1, 2019 to June 30, 2026. This is in contrast to the S&P 500® Total Return Index, which had a 22.32%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $100,000 INVESTMENT

Table Summary
	Institutional	S&P 500® Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$100,000	$100,000	$100,000
12/31/19	$103,700	$105,727	$103,430
6/30/20	$102,700	$102,470	$104,448
12/31/20	$116,500	$125,179	$118,664
6/30/21	$126,200	$144,271	$128,488
12/31/21	$127,613	$161,112	$137,480
6/30/22	$110,306	$128,956	$115,329
12/31/22	$114,012	$131,934	$115,777
6/30/23	$121,551	$154,223	$128,294
12/31/23	$131,256	$166,616	$136,233
6/30/24	$139,511	$192,094	$148,080
12/31/24	$148,265	$208,303	$156,728
6/30/25	$154,978	$221,223	$165,292
12/31/25	$166,049	$245,547	$178,202
6/30/26	$184,130	$270,611	$189,687

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
X-Square Balanced Fund	1 Year	5 Year	Since Inception
Institutional (Incep. November 1, 2019)	18.81%	7.85%	9.59%
S&P 500® Total Return Index	22.32%	13.41%	16.11%
60% S&P 500 and 40% Bloomberg US Aggregate	14.76%	8.10%	10.09%

FUND STATISTICS

  Total Net Asset$105,075,040
  # of Portfolio Holdings91
  Portfolio Turnover Rate8%
  Advisory Fees Paid$462,780

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Table Summary
Value	Value
3-5 Years	0.75%
5-10 Years	1.72%
No Maturity	7.86%
> 10 Years	26.64%

TOP 10 HOLDINGS (as of % Net Assets)

Table Summary
Top 10	Top 10
Micron Technology, Inc.	4.69%
United States Treasury Bill, 3.74%, 12/03/2026	4.59%
Advanced Micro Devices, Inc.	3.99%
Ginnie Mae II Pool, 3.00%, 02/20/2052	3.96%
Ginnie Mae II Pool, 2.00%, 08/20/2051	3.36%
Ginnie Mae II Pool, 2.00%, 10/20/2051	3.30%
United States Treasury Bill, 3.56%, 07/30/2026	3.23%
Ginnie Mae II Pool, 2.00%, 11/20/2050	3.21%
Ginnie Mae II Pool, 2.00%, 11/20/2051	2.94%
Ginnie Mae II Pool, 2.00%, 06/20/2051	2.48%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - INSTITUTIONAL : SQBIX

SQBIX - SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2026

98401X304–SA–06302026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

X-SQUARE BALANCED FUND, LLC

First Mutual Fund in Puerto Rico Registered with the SEC

TICKER	SHARE CLASS
SQBFX	Class A
SQCBX	Class C
SQBIX	Institutional Class

X² CAPITAL

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

(Includes N-CSR Items 7-10)

June 30, 2026

X-Square Balanced Fund

ITEM 7 – Financial Statements and Financial Highlights for

Open-End Management Investment Companies

Semi-Annual Report | June 30, 2026	1

X-Square Balanced Fund	Schedule of Investments

June 30, 2026 (Unaudited)

Description	Shares	Value
COMMON STOCKS (62.66%)
Communications (5.72%)
Alphabet, Inc., Class C	5,819	$2,056,027
AppLovin Corp., Class A(a)	2,287	1,178,331
Booking Holdings, Inc.	3,447	614,393
Expedia Group, Inc.	3,637	930,636
Meta Platforms, Inc., Class A	2,028	1,142,352
Zillow Group, Inc., Class C(a)	2,688	84,726
		6,006,465
Consumer Discretionary (11.04%)
Amazon.com, Inc.(a)	4,087	974,096
Chipotle Mexican Grill, Inc.(a)	15,413	524,042
Copart, Inc.(a)	19,264	543,052
Domino’s Pizza, Inc.	1,078	319,131
Home Depot, Inc.	2,015	710,650
Lennar Corp., Class A	6,581	595,515
MercadoLibre, Inc.(a)	496	841,905
PulteGroup, Inc.	7,635	1,047,598
QXO, Inc.(a)	20,222	349,436
RH(a)	2,742	451,690
Ross Stores, Inc.	9,835	2,093,380
Tesla, Inc.(a)	2,931	1,232,779
TJX Cos., Inc.	9,101	1,378,801
Tractor Supply Co.	17,139	541,764
		11,603,839
Consumer Staples (3.92%)
Altria Group, Inc.	13,490	970,605
BJ’s Wholesale Club Holdings, Inc.(a)	6,338	552,800
Dollar General Corp.	4,998	575,320
PepsiCo, Inc.	5,417	733,462
Philip Morris International, Inc.	6,961	1,259,315
Walmart, Inc.	268	30,354
		4,121,856
Energy (4.49%)
Cenovus Energy, Inc.	20,142	499,723
EOG Resources, Inc.	5,325	690,812
Expand Energy Corp.	7,936	723,684
New Fortress Energy, Inc.(a)	60,952	22,132
Occidental Petroleum Corp.	16,800	815,976
Suncor Energy, Inc.	36,702	1,970,163
		4,722,490
Financials (6.50%)
Ally Financial, Inc.	15,618	717,647
Berkshire Hathaway, Inc., Class B(a)	2,281	1,141,390
Chubb, Ltd.	3,408	1,161,242
Coinbase Global, Inc.(a)	892	130,402
Intercontinental Exchange, Inc.	2,929	360,589
JPMorgan Chase & Co.	113	36,988
MarketAxess Holdings, Inc.	2,326	263,978
Mastercard, Inc., Class A	1,584	813,542
NU Holdings, Ltd.(a)	81,375	1,087,170
OFG Bancorp	3,525	172,972
PayPal Holdings, Inc.	8,980	387,756
Truist Financial Corp.	11,268	561,372

See Notes to Financial Statements.

2	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments

June 30, 2026 (Unaudited)

Description	Shares	Value
Financials (6.50%) (continued)
		$6,835,048
Health Care (2.75%)
AbbVie, Inc.	2,927	736,550
Amgen, Inc.	2,722	985,691
Bausch Health Cos., Inc.(a)	11,163	55,033
Johnson & Johnson	4,363	1,108,071
		2,885,345
Industrials (8.93%)
Fastenal Co.	22,256	1,068,956
Generac Holdings, Inc.(a)	4,372	1,280,165
General Dynamics Corp.	3,391	1,201,228
Lockheed Martin Corp.	1,708	870,158
RXO, Inc.(a)	19,555	539,522
TransDigm Group, Inc.	707	941,752
United Rentals, Inc.	1,721	1,949,704
XPO, Inc.(a)	7,442	1,527,768
		9,379,253
Materials (4.83%)
DuPont de Nemours, Inc.	3,076	417,229
Freeport-McMoRan, Inc.	14,228	894,799
Glencore PLC, ADR	77,537	1,055,279
LyondellBasell Industries NV, Class A	8,017	422,095
Rio Tinto PLC, ADR	7,835	743,776
Sasol, Ltd., ADR(a)	50,577	496,666
Tecnoglass, Inc.	8,920	417,545
Vale SA, ADR	41,432	623,137
		5,070,526
Technology (14.48%)
Advanced Micro Devices, Inc.(a)	7,215	4,191,266
Akamai Technologies, Inc.(a)	5,469	646,491
Booz Allen Hamilton Holding Corp.	3,897	236,431
Fortinet, Inc.(a)	9,006	1,383,502
Garmin, Ltd.	4,984	1,183,899
Micron Technology, Inc.	4,270	4,928,818
Microsoft Corp.	815	304,011
Oracle Corp.	3,702	542,528
ServiceNow, Inc.(a)	10,000	992,800
Shopify, Inc., Class A(a)	7,082	808,623
		15,218,369
TOTAL COMMON STOCKS (Cost $45,304,591)		65,843,191

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (26.64%)
Residential (26.64%)
Ginnie Mae II Pool, Series MA6985 - 2020
11/20/2050, 2.00%	$4,205,184	3,372,545
Ginnie Mae II Pool, Series 785221 - 2020
12/20/2050, 2.00%	1,026,417	834,643

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2026	3

X-Square Balanced Fund	Schedule of Investments

June 30, 2026 (Unaudited)

	Principal Amount	Value
Residential (26.64%) (continued)
Ginnie Mae II Pool, Series MA7417 - 2021
6/20/2051, 2.00%	$3,178,950	$2,608,248
Ginnie Mae II Pool, Series MA7533 - 2021
8/20/2051, 2.00%	4,309,406	3,535,723
Ginnie Mae II Pool, Series MA7648 - 2021
10/20/2051, 2.00%	4,228,442	3,469,273
Ginnie Mae II Pool, Series MA7704 - 2021
11/20/2051, 2.00%	3,759,002	3,084,098
Ginnie Mae II Pool, Series MA7766 - 2021
12/20/2051, 2.00%	3,159,755	2,592,429
Ginnie Mae II Pool, Series MA6540 - 2021
3/20/2050, 2.50%	1,459,858	1,253,362
Ginnie Mae II Pool, Series MA7312 - 2021
4/20/2051, 2.50%	1,553,595	1,328,683
Ginnie Mae II Pool, Series 785657 - 2021
10/20/2051, 2.50%	2,039,261	1,743,249
Ginnie Mae II Pool, Series 2025-
2/20/2052, 3.00%	4,692,011	4,164,957

TOTAL MORTGAGE-BACKED SECURITIES (Cost $28,427,214)		27,987,210

GOVERNMENT BONDS (2.51%)
U.S. Treasury Bond
8/15/2032, 2.75%	1,650,000	1,515,357
U.S. Treasury Note
10/31/2026, 1.63%	45,600	45,262
4/30/2030, 3.88%	800,000	791,344
11/15/2035, 4.00%	300,000	290,203
		1,126,809

TOTAL GOVERNMENT BONDS (Cost $2,688,684)		2,642,166

SHORT TERM INVESTMENTS (7.81%)
U.S. Treasury Bills (7.81%)
12/03/2026, 3.74%	4,900,000	4,820,122
07/30/2026, 3.56%	3,400,000	3,390,154

See Notes to Financial Statements.

4	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments

June 30, 2026 (Unaudited)

U.S. Treasury Bills (7.81%) (continued)

TOTAL SHORT TERM INVESTMENTS (Cost $8,211,139)	8,210,276

TOTAL INVESTMENTS (99.62%) (Cost $84,631,628)	$104,682,843
Other Assets In Excess Of Liabilities (0.38%)	392,197
NET ASSETS (100.00%)	$105,075,040

(a)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2026	5

X-Square Balanced Fund	Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

ASSETS:
Investments, at value (Cost $84,631,628)	$104,682,843
Cash and cash equivalents	70,517
Foreign currency, at value (Cost $15,841)	15,854
Dividends receivable	36,810
Interest receivable	85,962
Prepaid expenses and other assets	132,426
Receivable for shares sold	257,249
Total Assets	105,281,661

LIABILITIES:
Accrued chief compliance officer fees payable	2,901
Payable due to adviser (see Note 4)	85,066
Payable for shares redeemed	4,104
Accrued trustees’ fees payable	4,616
Accrued fund administration and accounting fees payable	5,163
Payable for insurance fees	17,361
Transfer Agent fees payable	19,977
Accrued professional fees payable	24,928
Other payables and accrued expenses	42,505
Total Liabilities	206,621
NET ASSETS	$105,075,040

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$78,140,404
Total distributable earnings	26,934,636
NET ASSETS	$105,075,040

NET ASSET VALUE:
Class A:
Net assets	$85,045,155
Shares outstanding (unlimited shares authorized, no par value)	5,176,160
Net Asset Value per Share	$16.43
Maximum offering price per share ((NAV/0.9425), based on maximum sales charge of 5.75% of the offering price)	$17.43
Class C:
Net assets	$8,706,421
Shares outstanding (unlimited shares authorized, no par value)	560,594
Net Asset Value per Share	$15.53
Institutional:
Net assets	$11,323,464
Shares outstanding (unlimited shares authorized, no par value)	676,841
Net Asset Value per Share	$16.73

See Notes to Financial Statements.

6	www.xsquarecapital.com

X-Square Balanced Fund	Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$748,272
Dividends	370,693
Total Investment Income	1,118,965

EXPENSES:
Investment advisory fees (see Note 4)	462,780
Fund accounting, administration and compliance fees	119,047
Professional fees	50,971
Trustees’ fees and expenses	17,516
Printing expense	6,290
Transfer agent fees	14,583
Distribution fees
Class A	92,287
Class C	40,102
State registration fees	2,399
Other expenses	24,834
Total Expenses	830,809
Net Investment Income	288,156

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment securities:	3,768,876
Net realized loss on foreign currency translation	(2,326)
Net realized gain	3,766,550
Change in unrealized appreciation/(depreciation) on:
Investment securities, before taxes	5,572,388
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	13
Net change in unrealized appreciation on investments	5,572,401
Net Realized and Unrealized Gain on Investments	9,338,951
Net Increase in Net Assets Resulting from Operations	$9,627,107

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2026	7

X-Square Balanced Fund	Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$288,156	$565,941
Net realized gain on investments	3,766,550	2,216,280
Net change in unrealized appreciation on investments	5,572,401	5,143,825
Net Increase in Net Assets from Operations	9,627,107	7,926,046

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A:	(445,536)	—
Class C:	(49,224)	—
Institutional Class:	(60,658)	—
From return of capital
Class A:	(264,368)	(953,678)
Class C:	(32,210)	(116,573)
Institutional Class:	(39,693)	(115,044)
Decrease in Net Assets from Distributions to Shareholders	(891,689)	(1,185,097)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	16,410,179	16,601,481
Class C	827,730	2,292,269
Institutional	304,810	6,498,287
Distributions reinvested
Class A	549,418	742,162
Class C	47,196	64,796
Institutional	76,595	89,465
Cost of shares redeemed
Class A	(4,333,149)	(8,717,079)
Class C	(487,007)	(910,146)
Institutional	(165,352)	(471,163)
Redemption Fees
Class A	30	356
Class C	—	—
Institutional	—	354
Net Increase in Net Assets from Capital Share Transactions	13,230,450	16,190,782

Net increase in Net Assets	21,965,868	22,931,731

NET ASSETS:
Beginning of period	83,109,172	60,177,441
End of period	$105,075,040	$83,109,172

OTHER INFORMATION:
Capital Share Transactions:
Class A :
Beginning shares	4,367,641	3,763,878
Shares sold	1,083,682	1,168,747
Distributions reinvested	—	52,922
Shares redeemed	(275,163)	(617,906)
Ending shares	5,176,160	4,367,641
Class C :
Beginning shares	534,468	428,044
Shares sold	58,672	166,605
Distributions reinvested	—	4,846
Shares redeemed	(32,546)	(65,027)
Ending shares	560,594	534,468

See Notes to Financial Statements.

8	www.xsquarecapital.com

X-Square Balanced Fund	Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Institutional Class:
Beginning shares	663,064	233,765
Shares sold	24,125	456,967
Distributions reinvested	—	6,260
Shares redeemed	(10,348)	(33,928)
Ending shares	676,841	663,064

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2026	9

X-Square Balanced Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented (Unaudited)

	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$14.98	$13.64	$12.33	$10.97	$12.57	$11.61
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.05	0.12	(0.01)	(0.04)	(0.07)	(0.20)
Net realized and unrealized gain/(loss) on investments	1.55	1.46	1.56	1.64	(1.29)	1.28
Net increase/(decrease) in Net Asset Value	1.60	1.58	1.55	1.60	(1.36)	1.08

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.09)	–	(0.03)	–	–	(0.12)
From return of capital	(0.06)	(0.24)	(0.21)	(0.24)	(0.24)	–
Total Distributions to Shareholders	(0.15)	(0.24)	(0.24)	(0.24)	(0.24)	(0.12)

Net asset value - end of period	$16.43	$14.98	$13.64	$12.33	$10.97	$12.57

Total Investment Return - Net Asset Value (b)	10.74%	11.72%	12.70%	14.79%	(10.88)%	9.31%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$85,045	$65,413	$51,343	$35,924	$29,014	$26,262
Ratio of actual expenses to average net assets including fee waivers and reimbursements	1.76%	1.87%	2.66%	2.75%	2.75%	2.75%
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	1.76%	1.87%	2.66%	2.80%	3.28%	3.50%
Ratio of net investment income/(loss) to average net assets	0.66%	0.83%	(0.11)%	(0.37)%	(0.59)%	(1.59)%
Portfolio turnover rate	7.53%	9.70%	19.58%	30.18%	51.37%	18.40%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

See Notes to Financial Statements.

10	www.xsquarecapital.com

X-Square Balanced Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$14.22	$13.08	$11.94	$10.70	$12.36	$11.50
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	(0.01)	0.01	(0.12)	(0.12)	(0.15)	(0.29)
Net realized and unrealized gain/(loss) on investments	1.47	1.37	1.50	1.60	(1.27)	1.27
Net increase/(decrease) in Net Asset Value	1.46	1.38	1.38	1.48	(1.42)	0.98

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.09)	–	(0.03)	–	–	(0.12)
From return of capital	(0.06)	(0.24)	(0.21)	(0.24)	(0.24)	–
Total Distributions to Shareholders	(0.15)	(0.24)	(0.24)	(0.24)	(0.24)	(0.12)

Net asset value - end of period	$15.53	$14.22	$13.08	$11.94	$10.70	$12.36

Total Investment Return - Net Asset Value (b)	10.32%	10.68%	11.68%	14.03%	(11.56)%	8.53%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$8,706	$7,599	$5,601	$4,778	$4,205	$4,345
Ratio of actual expenses to average net assets including fee waivers and reimbursements	2.51%	2.64%	3.50%	3.50%	3.50%	3.50%
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	2.51%	2.64%	3.50%	3.55%	4.02%	4.23%
Ratio of net investment income/(loss) to average net assets	(0.10)%	0.06%	(0.94)%	(1.12)%	(1.35)%	(2.34)%
Portfolio turnover rate	7.53%	9.70%	19.58%	30.18%	51.37%	18.40%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2026	11

X-Square Balanced Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented (Unaudited)

	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$15.23	$13.83	$12.47	$11.06	$12.63	$11.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.07	0.16	0.02	(0.01)	(0.04)	(0.17)
Net realized and unrealized gain/(loss) on investments	1.58	1.48	1.58	1.66	(1.29)	1.27
Net increase/(decrease) in Net Asset Value	1.65	1.64	1.60	1.65	(1.33)	1.10

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.09)	–	(0.03)	–	–	(0.12)
From return of capital	(0.06)	(0.24)	(0.21)	(0.24)	(0.24)	–
Total Distributions to Shareholders	(0.15)	(0.24)	(0.24)	(0.24)	(0.24)	(0.12)

Net asset value - end of period	$16.73	$15.23	$13.83	$12.47	$11.06	$12.63

Total Investment Return - Net Asset Value (b)	10.89%	11.99%	12.96%	15.13%	(10.59)%	9.45%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$11,323	$10,098	$3,234	$1,849	$1,414	$1,590
Ratio of actual expenses to average net assets including fee waivers and reimbursements	1.51%	1.61%	2.39%	2.50%	2.50%	2.50%
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	1.51%	1.61%	2.39%	2.55%	3.01%	3.37%
Ratio of net investment income/(loss) to average net assets	0.90%	1.11%	0.15%	(0.12)%	(0.36)%	(1.37)%
Portfolio turnover rate	7.53%	9.70%	19.58%	30.18%	51.37%	18.40%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

See Notes to Financial Statements.

12	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

June 30, 2026 (Unaudited)

1. ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC (the “Adviser”). The Fund is a related party to the Adviser.

Subject to certain exceptions, investments in Class C shares are subject to a 1.00% contingent deferred sales charge if shares are sold within 12 months of purchase. The contingent deferred sales charge is expected to be calculated based on the lesser of the offering price and market value of shares being sold.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are prepared in United States Dollars and in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) as of the fiscal year end of the Fund.

Portfolio Valuation: The net asset value (“NAV”) per common share of the Fund is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s NAV per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board of Managers (“the Board”) using a variety of pricing techniques and methodologies.

The market price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Semi-Annual Report | June 30, 2026	13

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

June 30, 2026 (Unaudited)

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Fund’s valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Cash and Cash Equivalents: Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. Dividends are recorded net of foreign withholding taxes. Interest income is recorded on an accrual basis.

Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gain or Losses: The Fund’s income, expenses (other than class specific service and distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may be generally obtained at the close of the NYSE (normally, 4:00 p.m. EST).

Income Taxes: The Fund is taxed under the dispositions applicable to Registered Investment Companies established by the Puerto Rico Internal Revenue Code of 2011, as amended (“the Code”), its regulations and the administrative pronouncements promulgated thereunder. The Code states that every registered investment company will be exempt from Puerto Rico income tax for a taxable year if it distributes to its stockholders at least 90% of its taxable net investment income for such taxable year. The Fund intends to meet the 90% distribution requirement on a yearly basis to maintain the income tax exemption.

For U.S. federal income taxes, the Fund will be treated as a foreign corporation not engaged in a trade or business in the United States for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”) and does not intend to derive income treated as effectively connected with a trade or business in the United States. As a foreign corporation not engaged in a trade or business in the United States, the Fund will only be subject to United States federal income taxes if it realizes certain items of U.S. source income of a fixed or determinable annual or periodic nature, in which case the Fund will be subject to withholding of United States federal income tax at a 30% gross rate on such U.S. source income (not including interest received by the Fund on certain registered obligations).

14	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

June 30, 2026 (Unaudited)

Temporary differences between book-basis and tax-basis components of total distributable earnings arise when certain items, of income gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of period end, the tax-basis component of total distributable earnings are detailed as follows:

Undistributed ordinary gain:	$236,887
Undistributed capital gains:	$6,646,534
Unrealized appreciation:	$20,051,215

The Puerto Rico income tax basis of the Fund’s investments at June 30, 2026, was $84,631,628, and net unrealized appreciation for income tax purposes was $20,051,215 (gross unrealized appreciation $24,314,723; gross unrealized depreciation $4,263,508).

The Fund distributed $336,271 as a return of capital and $555,418 from net investment income for the period ended June 30, 2026.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2024 tax returns. The Fund identifies its major tax jurisdictions as Commonwealth of Puerto Rico; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. The Fund remains subject to income tax examinations for its PR income taxes generally for the years 2021 through 2024.

Indemnification: The Fund indemnifies its officers and managers for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | June 30, 2026	15

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

June 30, 2026 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$65,843,191	$–	$–	$65,843,191
Government Bonds	2,642,166	–	–	2,642,166
Mortgage-Backed Securities	–	27,987,210	–	27,987,210
Short Term Investments	8,210,276	–	–	8,210,276
Total	$76,695,633	$27,987,210	$–	$104,682,843

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at June 30, 2026. There were no transfers in or out from Level 3 as of and for the period ended.

4. INVESTMENT ADVISORY AGREEMENT

As compensation for its services, the Fund pays to the Adviser a monthly management fee at an annual rate of 1.00% of its average daily net assets.

The Adviser, a related party to the Fund, pursuant to an Amended and Restated Expense Reimbursement Agreement (the “Agreement”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until one year from the date of the Fund’s prospectus (through April 30, 2025), to ensure that Net Annual Operating Expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are not capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) will not exceed 2.75%, 3.50% and 2.50% of the Fund’s average daily net assets, respectively for Class A, Class C and Institutional Class Shares, respectively. The Adviser will be permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the Agreement described above to the extent that the Fund expenses in later periods fall below the lesser of (i) the expense limitation in effect at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) the expense limitation in effect at the time the Adviser seeks to recover the fees or expenses. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the date on which the fees were waived or expenses were reimbursed. This Agreement will renew automatically for periods of one year (each such one year period, a “Renewal Year”). This Agreement may be terminated, as to any succeeding Renewal Year, by either party upon 60 days’ written notice prior to the end of the then current Renewal Year. Notwithstanding the foregoing, this Agreement may be terminated by the Fund’s Board of Managers at any time if it determines that such termination is in the best interest of the Fund and its Members. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Managers.

As of June 30, 2026, there are no amounts available for recoupment by the Adviser.

5. OTHER AGREEMENTS

Distribution and Services Agreement

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year with respect to Class A Shares, 0.00% with respect to Institutional Class shares and 1.00% with respect to Class C shares. The Class C distribution fee includes a distribution fee of up to 0.75% and a service fee of up to 0.25%.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of the Fund’s shares.

16	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

June 30, 2026 (Unaudited)

Administration, Bookkeeping and Pricing Agreement

ALPS Fund Services, Inc. (“ALPS”) serves as the administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with ALPS administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS will provide operational services to the Fund including, but not limited to fund accounting and fund administration and generally assist in the Fund operations.

Transfer Agency Agreement

ALPS also serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, ALPS is responsible for maintaining all shareholder records of the Fund.

6. INVESTMENT TRANSACTIONS

Investment transactions for the period ended, excluding U.S. Government Obligations and short-term investments, were as follows:

Cost of Investments Purchased	Proceeds from Sales of Securities
$13,851,843	$7,004,006

Purchases and sales of U.S. Government Obligations for the year ended June 30, 2026, were as follows:

Cost of Investments Purchased	Proceeds from Sales of Securities
$–	$–

7. LINE OF CREDIT

As of June 30, 2026, the Fund had secured a bank line of credit through U.S. Bank, subject to the limitations of the 1940 Act for borrowings. As of the period ended, the Fund had no outstanding borrowings.

8. RISKS AND UNCERTAINTIES

Risks and uncertainties for the Fund include, but are not limited to, any economic disruption brought upon by artificial intelligence, inflation, tariffs, supply disruptions, and potential fiscal pressures. These matters could erode purchasing power, among other risks, pressuring central banks to delay rate cuts, and negative affecting bond prices while squeezing margins and consumer spending. Developed market indebtedness at elevated levels can also trigger inflationary waves as governments try to monetize these insurmountable debt loads. Geopolitical risks could also result in market and economic disruptions. A continuation or escalation of the Ukrainian war, or any kinetic conflict in the middle east could also alter, disrupt and even destroy important supply chains.

9. SUBSEQUENT EVENTS

The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Semi-Annual Report | June 30, 2026	17

X-Square Balanced Fund	Additional Information

June 30, 2026 (Unaudited)

18	www.xsquarecapital.com

X-Square Balanced Fund	Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies

June 30, 2026 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | June 30, 2026	19

X-Square Balanced Fund	Item 9 – Proxy Disclosures for Open-End Management Investment Companies

June 30, 2026 (Unaudited)

Not applicable for this reporting period.

20	www.xsquarecapital.com

X-Square Balanced Fund	Item 10 – Remuneration Paid to Managers, Officers, and Others of Open-End Management Investment Companies

June 30, 2026 (Unaudited)

Included under Item 7 in the Notes to Financial Statements.

The following chart provides certain information about the Manager fees paid by the Fund for the period ended June 30, 2026:

	Aggregate Regular Compensation From the Fund	Aggregate Special Compensation From the Fund	Total Compensation From the Fund
Ramon Ponte	$6,000	$–	$6,000
Denisse Rodriguez	$6,000	$–	$6,000
Luis R. Roig Hosta	$6,000	$–	$6,000
Total	$18,000	$–	$18,000

Semi-Annual Report | June 30, 2026	21

CAPITAL

CONNECT WITH US

www.xsquarecapital.com
info@xsquarecapital.com
(787) 282-1621

90 Carr 165, Suite 803
Centro Internacional de Mercadeo II
Guaynabo, PR 00968

SCAN ME

Must be accompanied or preceded by a Prospectus.
ALPS Distributors, Inc. is the Distributor for the X-Square Balanced Fund.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to Registrant during the reporting period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to semi-annual report.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), attached hereto as Exhibit 99.Cert.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Balanced Fund, LLC

By:	/s/ Ignacio Canto
Ignacio Canto
Principal Executive Officer/President

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

X-Square Balanced Fund, LLC

By:	/s/ Cristina Perez
Cristina Perez
Principal Financial Officer/Treasurer

Date:	September 3, 2026